Voyage Expenses and Vessel Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Voyage expenses
Port charges and canal dues	$ 348,173	$ 422,657	$ 67,855
Bunkers	466,442	587,863	185,409
Voyage expenses, total	814,615	1,010,520	253,264
Crew wages and related costs	2,490,222	3,351,607	3,310,347
Insurance	449,634	653,702	660,898
Repairs and maintenance	124,446	284,791	209,259
Lubricants	318,259	492,517	463,440
Spares and consumables stores	947,778	1,223,938	1,502,020
Professional and legal fees	22,136	38,568	91,919
Other	331,340	306,348	255,056
Voyage expenses and vessel operating expenses, total	$ 4,683,815	$ 6,351,471	$ 6,492,939